GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 23, 2015
Business Acquisition [Line Items]
Goodwill	$ 31,562	$ 31,562
Optenet SA [Member]
Business Acquisition [Line Items]
Current assets			$ 54
Equipment			152
Deferred revenues			(155)
Current and non-current liabilities			(103)
Goodwill			10,748
Net assets acquired			17,938
Optenet SA [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			4,032
Optenet SA [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets			386
Optenet SA [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets			$ 2,824